2. SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Raw materials	$ 795	$ 795	$ 686
Work in process	115	115	186
Finished goods	245	141	365
Inventory reserve	(279)	(278)	(118)
Total	$ 836	$ 773	$ 1,119